Financial Information as per operating segments (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 2,565,556,067	$ 2,711,434,948	$ 2,484,712,280
Alcoholic Business [Member]
IfrsStatementLineItems [Line Items]
Revenue	1,618,117,846	1,818,810,903	1,713,348,191
Nonalcoholic Business [Member]
IfrsStatementLineItems [Line Items]
Revenue	897,230,729	838,401,144	728,440,268
Other Business [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 50,207,492	$ 54,222,901	$ 42,923,821